Fair Value (Quantitative Information About Level Three Fair Value Measurements) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 92	¥ 144
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1]	7.00%	7.00%
Default rate	[1]	0.00%	0.00%
Recovery rate	[1]	100.00%	100.00%
Discount margin	[1]	0.55%	0.60%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		0.00%	3.00%
Default rate		0.00%	0.00%
Recovery rate		100.00%	100.00%
Discount margin		0.15%	0.13%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		18.00%	19.00%
Default rate		1.00%	2.00%
Recovery rate		100.00%	100.00%
Discount margin		1.70%	1.80%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 224	¥ 189
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1]	0.28%	0.37%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		0.04%	0.06%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		2.05%	5.80%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 1,336	¥ 1,002
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1],[2]	29.00%	19.00%
Default rate	[1],[2]	2.00%	2.00%
Recovery rate	[1],[2]	68.00%	68.00%
Discount margin	[1],[2]	1.31%	1.51%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	16.00%	0.00%
Default rate	[2]	1.00%	0.00%
Recovery rate	[2]	60.00%	60.00%
Discount margin	[2]	0.08%	0.11%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	30.00%	21.00%
Default rate	[2]	2.00%	2.00%
Recovery rate	[2]	68.00%	69.00%
Discount margin	[2]	11.81%	11.15%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1],[3]	3.59%	4.54%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	0.10%	0.10%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	9.39%	38.50%
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 26	¥ 26
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		23.00%	32.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 8	¥ 7
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		5.00%	5.00%
FX - FX correlation		55.00%	54.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		52.00%	50.00%
FX - FX correlation		55.00%	54.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ (25)	¥ 5
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		25.00%	30.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		6.00%	10.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		25.00%	30.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		59.00%	40.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value			¥ (1)
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		0.00%	0.00%
Credit correlation		30.00%	29.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		5.00%	42.00%
Credit correlation		100.00%	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 593	¥ 623
Principal valuation technique	[4]	Internal valuation model
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		23.00%	32.00%
FX - IR correlation		5.00%	5.00%
FX - FX correlation		55.00%	54.00%
Default rate		0.00%	0.00%
Equity - IR correlation		25.00%	30.00%
Credit correlation		33.00%	28.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		5.00%	14.00%
Equity correlation		20.00%	18.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
FX - IR correlation		52.00%	50.00%
FX - FX correlation		55.00%	54.00%
Default rate		3.00%	5.00%
Equity - IR correlation		25.00%	30.00%
Credit correlation		100.00%	100.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		40.00%	39.00%
Equity correlation		100.00%	100.00%

[1]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[2]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[5]	This input represents the counterparty default rate derived from the MHFG Group's own internal credit analyses.